Income Taxes - Components of Loss from Continuing Operations before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Examination [Line Items]
(Loss) income from continuing operations, before income taxes	$ (23,635)	$ (332,572)	$ (468,003)
Foreign [Member]
Income Tax Examination [Line Items]
(Loss) income from continuing operations, before income taxes	33,399	(18,336)	(57,673)
Domestic [Member]
Income Tax Examination [Line Items]
(Loss) income from continuing operations, before income taxes	$ (57,034)	$ (314,236)	$ (410,330)